MIDCAP FUND SCHEDULE OF INVESTMENTS
August 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.3%		$64,313,640
(COST $40,112,247)

Communication Services - 1.7%		1,114,693
Entertainment - 0.7%
Take-Two Interactive Software, Inc. (a)	2,950	475,599
Media - 1.0%
Discovery, Inc. Class A (a)	22,160	639,094

Consumer Discretionary - 12.6%		8,086,475
Distributors - 2.3%
LKQ Corp. (a)	28,650	1,509,569
Hotels, Restaurants & Leisure - 1.0%
Noodles & Co. Class A (a)	52,332	658,860
Household Durables - 2.5%
Newell Brands, Inc.	40,626	1,032,306
TopBuild Corp. (a)	2,590	566,666
Internet & Direct Marketing Retail - 1.2%
Duluth Holdings, Inc. Class B (a)	50,325	783,057
Leisure Products - 1.0%
Callaway Golf Co. (a)	22,000	617,320
Specialty Retail - 1.3%
Bed Bath & Beyond, Inc. (a)	10,680	294,127
Urban Outfitters, Inc. (a)	15,520	512,471
Textiles, Apparel & Luxury Goods - 3.3%
Hanesbrands, Inc.	34,155	638,015
Levi Strauss & Co. Class A	13,700	359,077
Skechers U.S.A., Inc. Class A (a)	22,110	1,115,007

Consumer Staples - 7.5%		4,828,664
Beverages - 2.1%
MGP Ingredients, Inc.	8,694	567,718
Molson Coors Brewing Co. Class B	16,305	774,977
Food & Staples Retailing - 3.3%
Performance Food Group Co. (a)	14,900	748,278
Walgreens Boots Alliance, Inc.	26,815	1,360,861
Food Products - 1.2%
Kraft Heinz Co/The	21,100	759,389
Household Products - 0.9%
Energizer Holdings, Inc.	15,695	617,441

Energy - 2.3%		1,490,119
Oil, Gas & Consumable Fuels - 2.3%
Cameco Corp.	15,200	281,504
Cheniere Energy, Inc. (a)	7,145	624,902
Pioneer Natural Resources Co.	3,900	583,713

Financials - 17.0%		10,899,135
Banks - 8.2%
Associated Banc-Corp	46,758	964,150
Citizens Financial Group, Inc.	16,625	728,009
First Horizon National Corp.	84,605	1,386,676
Regions Financial Corp.	17,585	359,262
Truist Financial Corp.	10,091	575,792
Zions Bancorporation	21,345	1,235,876
Capital Markets - 3.8%
Charles Schwab Corp/The	5,750	418,888
Northern Trust Corp.	9,580	1,135,422
State Street Corp.	9,145	849,662
Consumer Finance - 1.9%
Discover Financial Services	9,579	1,228,219
Insurance - 0.9%
Fidelity National Financial, Inc.	12,140	592,796
Mortgage Real Estate Investment Trusts (REITs) - 1.0%
Annaly Capital Management, Inc.	72,845	633,023
Thrifts & Mortgage Finance - 1.2%
Flagstar Bancorp, Inc.	16,000	791,360

Health Care - 15.9%		10,157,630
Biotechnology - 2.6%
Exact Sciences Corp. (a)	5,665	591,313
MiMedx Group Inc. (a)	20,015	295,421
Neurocrine Biosciences, Inc. (a)	6,930	659,736
Xencor, Inc. (a)	3,600	121,932
Health Care Equipment & Supplies - 0.8%
Accelerate Diagnostics, Inc. (a)	77,900	486,875
Health Care Providers & Services - 7.0%
Acadia Healthcare Co., Inc. (a)	14,260	942,872
AMN Healthcare Services, Inc. (a)	8,150	925,188
Hanger, Inc. (a)	24,200	577,896
Henry Schein, Inc. (a)	2,730	206,361
McKesson Corp.	1,945	397,052
Premier, Inc. Class A	22,830	848,819
Universal Health Services, Inc. Class B	3,900	607,464
Pharmaceuticals - 5.5%
Aerie Pharmaceuticals, Inc. (a)	34,212	510,101
AstraZeneca Plc	8,709	507,561
Bausch Health Cos, Inc. (a)	25,675	747,913
Jazz Pharmaceuticals PLC (a)	8,120	1,069,484
Viatris, Inc.	45,225	661,642

Industrials - 15.8%		10,143,901
Building Products - 1.9%
AO Smith Corp.	9,880	718,474
Trane Technologies Plc	2,650	526,025
Commercial Services & Supplies - 0.9%
Steelcase, Inc.	41,875	590,019
Construction & Engineering - 2.4%
MasTec, Inc. (a)	8,590	785,469
WillScot Mobile Mini Holdings Corp. (a)	26,241	776,734
Electrical Equipment - 0.8%
Regal Beloit Corp.	3,405	508,775
Machinery - 8.9%
Evoqua Water Technologies Corp. (a)	25,000	972,999
Hillenbrand, Inc.	14,750	684,694
Ingersoll Rand, Inc. (a)	2,272	120,461
Kornit Digital Ltd. (a)	3,015	393,066
Mueller Water Products, Inc. Class A	30,225	502,340
Oshkosh Corp.	5,910	677,168
REV Group, Inc.	39,995	650,319
SPX Corp. (a)	4,495	280,848
SPX Flow, Inc.	13,845	1,114,937
WABTEC Corp.	3,225	289,573
Trading Companies & Distributors - 0.9%
Hudson Technologies, Inc. (a)	169,325	552,000

Information Technology - 16.0%		10,254,983
Communications Equipment - 2.1%
Calix, Inc. (a)	7,000	326,200
Lumentum Holdings, Inc. (a)	6,275	543,666
Viavi Solutions, Inc. (a)	28,771	468,680
Electronic Equipment, Instruments & Components - 3.2%
Corning, Inc.	13,200	527,868
II-VI, Inc. (a)	13,840	871,643
Keysight Technologies, Inc. (a)	3,815	684,335
IT Services - 3.7%
Alliance Data Systems Corp.	17,035	1,671,304
Fiserv, Inc. (a)	5,893	694,136
Semiconductors & Semiconductor - 3.9%
Infineon Technologies A.G. ADR	15,855	675,264
Marvell Technology, Inc.	13,150	804,649
NXP Semiconductors NV	4,805	1,033,699
Software - 2.3%
Black Knight, Inc. (a)	5,890	445,696
SS&C Technologies Holdings, Inc.	13,400	1,013,844
Technology Hardware, Storage & Peripherals - 0.8%
Pure Storage, Inc. (a)	19,125	493,999

Materials - 3.7%		2,349,076
Containers & Packaging - 2.1%
Berry Global Group, Inc. (a)	10,000	671,700
Crown Holdings, Inc.	5,830	640,076
Metals & Mining - 1.6%
Freeport-McMoRan, Inc.	24,885	905,565
Lundin Mining Corp.	16,350	131,735

Real Estate - 7.0%		4,504,962
Equity Real Estate Investment - 4.8%
Diamondrock Hospitality Co. (a)	52,225	472,114
Host Hotels & Resorts, Inc. (a)	27,625	457,470
Iron Mountain, Inc.	18,635	889,821
Service Properties Trust (a)	41,505	474,402
Simon Property Group, Inc.	5,710	767,710
Real Estate Management & Development - 2.2%
Colliers International Group, Inc.	7,100	992,225
FirstService Corporation	2,425	451,220

Utilities - 0.8%		484,002
Electric Utilities - 0.2%
Xcel Energy, Inc.	2,080	143,000
Multi-Utilities - 0.6%
MDU Resources Group, Inc.	10,600	341,002

SHORT-TERM INVESTMENTS - 0.1%		60,584
(COST $60,584)

Money Market Funds - 0.1%		60,584
First American Government Obligations Fund Class X, 0.028% (b)	60,584	60,584

TOTAL INVESTMENTS - 100.4% (COST $40,172,831)		64,374,224

NET OTHER ASSETS AND LIABILITIES - -0.4%		(282,691)

NET ASSETS - 100.0%		$64,091,533

(a)	Non-income producing security.
(b)	Represents the 7-day yield at August 31, 2021.
^	Rounds to 0.0%.

Abbreviations	Abbreviations
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”)
and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect there to or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2021:
		Level 1	Level 2	Level 3	Total
	Common Stocks
	Communication Services	$ 1,114,693	$ -	$ -	$ 1,114,693
	Consumer Discretionary	8,086,475	-	-	8,086,475
	Consumer Staples	4,828,664	-	-	4,828,664
	Energy	1,490,119	-	-	1,490,119
	Financials	10,899,135	-	-	10,899,135
	Health Care	10,157,630	-	-	10,157,630
	Industrials	10,143,901	-	-	10,143,901
	Information Technology	10,254,983	-	-	10,254,983
	Materials	2,349,076	-	-	2,349,076
	Real Estate	4,504,962	-	-	4,504,962
	Utilities	484,002	-	-	484,002
	Total Common Stocks	64,313,640	-	-	64,313,640
	Short-Term Investments
	Money Market Funds	60,584	-	-	60,584
	Total Short-Term Investments	60,584	-	-	60,584
	Total Investments	$ 64,374,224	$ -	$ -	$ 64,374,224

The Fund did not invest in any level-3 investments as of and during the Nine-month period ended August 31, 2021

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2021

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.